Note 5 - Note Payable (Details) (USD $)	1 Months Ended									9 Months Ended		12 Months Ended		51 Months Ended	1 Months Ended												9 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended													3 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended	1 Months Ended
	Sep. 23, 2014	Apr. 30, 2012	Sep. 30, 2014	Dec. 31, 2013	Dec. 30, 2013	Dec. 31, 2012	Apr. 30, 2012 April 2012 Warrants [Member]	Dec. 31, 2008 December 2008 Warrants [Member]	Nov. 30, 2010 November 2010 Warrants [Member]	Sep. 30, 2014 Related to Final Payment [Member] April 2012 Term Loan [Member]	Sep. 30, 2013 Related to Final Payment [Member] April 2012 Term Loan [Member]	Dec. 31, 2013 Related to Final Payment [Member] April 2012 Term Loan [Member]	Dec. 31, 2012 Related to Final Payment [Member] April 2012 Term Loan [Member]	Dec. 31, 2013 Related to Final Payment [Member] April 2012 Term Loan [Member]	Feb. 28, 2013 Bridge Loans on or before April 30, 2013 [Member] April 2012 Term Loan [Member] Minimum [Member]	Feb. 28, 2013 Bridge Loans on or before April 30, 2013 [Member] April 2012 Term Loan [Member] Maximum [Member]	May 31, 2013 Bridge Loans on or before September, 2013 [Member] April 2012 Term Loan [Member]	Sep. 30, 2013 Bridge Loans on or before August 28, 2103 [Member] April 2012 Term Loan [Member]	Jul. 31, 2013 Bridge Loans on or before August 28, 2103 [Member] April 2012 Term Loan [Member]	Sep. 30, 2013 Bridge Loans on or before August 28, 2103 [Member] November 2010 Term Loan [Member]	Sep. 30, 2013 Bridge Loans on or before October 28, 2013 [Member] April 2012 Term Loan [Member]	Sep. 30, 2013 Bridge Loans on or before October 28, 2013 [Member] November 2010 Term Loan [Member]	Nov. 30, 2013 Bridge Loan on or before December 27, 2013 [Member] April 2012 Term Loan [Member]	Jan. 31, 2014 Bridge Loans on or before February 25, 2014 [Member] April 2012 Term Loan [Member]	Feb. 28, 2014 Bridge Loans on or before April 25, 2014 [Member] April 2012 Term Loan [Member]	Feb. 28, 2014 Amendment to the January 2014 Amendment [Member] April 2012 Term Loan [Member] Maximum [Member]	Sep. 30, 2014 Related to the Restructuring Payment [Member] April 2012 Term Loan [Member]	May 30, 2013 Bridge Loans on or Before June 30, 2013 [Member] April 2012 Term Loan [Member]	Oct. 01, 2014 First Tranche [Member] September 2014 Term Loan [Member]	Jun. 30, 2014 April 2012 Term Loan [Member] Maximum [Member]	Feb. 28, 2014 April 2012 Term Loan [Member] Maximum [Member]	Jan. 31, 2014 April 2012 Term Loan [Member] Maximum [Member]	Jun. 30, 2014 April 2012 Term Loan [Member]	Feb. 28, 2014 April 2012 Term Loan [Member]	Jan. 31, 2014 April 2012 Term Loan [Member]	Nov. 30, 2013 April 2012 Term Loan [Member]	Sep. 30, 2013 April 2012 Term Loan [Member]	Jul. 31, 2013 April 2012 Term Loan [Member]	May 30, 2013 April 2012 Term Loan [Member]	May 31, 2013 April 2012 Term Loan [Member]	Feb. 28, 2013 April 2012 Term Loan [Member]	Apr. 30, 2012 April 2012 Term Loan [Member]	Sep. 30, 2014 April 2012 Term Loan [Member]	Sep. 30, 2013 April 2012 Term Loan [Member]	Dec. 31, 2013 April 2012 Term Loan [Member]	Dec. 30, 2013 April 2012 Term Loan [Member]	Dec. 31, 2012 April 2012 Term Loan [Member]	Sep. 30, 2014 September 2014 Term Loan [Member]	Sep. 30, 2014 September 2014 Term Loan [Member]	Dec. 31, 2008 December 2008 Term Loan [Member]	Nov. 30, 2010 November 2010 Term Loan [Member]	Dec. 31, 2013 November 2010 Term Loan [Member]	Dec. 31, 2012 November 2010 Term Loan [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Face Amount																																										$ 2,135,159						$ 5,000,000	$ 5,000,000	$ 1,500,000	$ 2,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	940,189			16,680,324	16,680,324	16,680,324	73,770	196,721	163,934																																							471,698	471,698
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.53			$ 0.06			$ 0.61	$ 0.61	$ 0.61																																							$ 0.53	$ 0.53					$ 0.04	$ 0.44
Debt Instrument, Repayment of Principal and Interest, Number of Installments		30																																								30
Debt Instrument, Interest Rate, Stated Percentage																																										9.50%								8.50%	9.50%
Additional Percentage of Principal Owed Upon Final Payment																																										4.00%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																										85,000								75,000	80,000
Interest Expense, Debt										8,528	28,785	35,345	41,127	76,472													20,212																		27,288
Accrued Loan Balloon Payment			85,000	76,472																																							85,000		76,472	76,472	41,172
Notes Payable, Current			1,471,799	1,463,244	1,462,244	1,581,390
Contingent Bridge Loan Proceeds															500,000	1,500,000	500,000	500,000	500,000	500,000	500,000	500,000	500,000	500,000	500,000			500,000
Debt Instrument, Restructuring Fee																										5,000				15,000	20,000	15,000	5,000	5,000	5,000	10,000	10,000	10,000	10,000	10,000	15,000		47,500	45,000
Contingent Equity Event Proceeds																																				7,000,000		10,000,000
Accrued Debt Restructuring Costs			47,500	27,288																																							47,500		55,000	27,288
Proceeds from Issuance of Debt																													2,500,000
Repayments of Debt																													1,630,925
Warrant Term	5 years																																															10 years	10 years
Debt Instrument, Term																																																		27 months	36 months
Debt Instrument, Covenant Terms, Additional Equity Financing																																																		6,000,000
Notes Payable			1,471,799	1,463,244																																									1,471,798		1,606,612					0	0
Accrued Liabilities, Current			$ 387,538	$ 516,152		$ 345,644																																							$ 27,288